Related Party Accrued Interest Payable (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY ACCRUED INTEREST PAYABLE
Accrued Interest Payable, Related Parties, Current	$ 107,000	$ 62,000
Additional Accrued Interest To Related Parties	$ 116,465